Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables and accrued expenses	$ 450,638	$ 498,777
Personnel accrued expenses	187,522	179,702
Dividend payable	33,776	30,289
Trade and other payables	$ 671,936	$ 708,768